[GRAPHIC OMITTED]


Oppenheimer
VALUE FUND



                                                SEMIANNUAL REPORT APRIL 30, 2002



[LOGO OMITTED]
OPPENHEIMERFUNDS (REGISTRATION MARK)
The Right Way to Invest

REPORT HIGHLIGHTS


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Manager

 9  Financial
    Statements

29  Officers and
    Directors

32  Privacy Policy Notice


FUND OBJECTIVE
Oppenheimer Value Fund seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

FUND HIGHLIGHT
Oppenheimer Value Fund Class A shares ranked 35 of 330 in its peer group of Lipper Large-Cap Value funds for the one-year period ended 4/30/02.(1)


CUMULATIVE TOTAL RETURNS*

          For the 6-Month Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   9.81%        3.50%
---------------------------------
Class B   9.44         4.44
---------------------------------
Class C   9.44         8.44
---------------------------------
Class N   9.62         8.62
---------------------------------
Class Y   9.95


AVERAGE ANNUAL TOTAL RETURNS*

          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -2.60%       -8.20%
---------------------------------
Class B   -3.34        -8.17
---------------------------------
Class C   -3.33        -4.29
---------------------------------
Class N   -2.90        -3.87
---------------------------------
Class Y   -2.19


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. Source: Lipper Inc., 4/30/02. Lipper rankings are for the Fund's Class A shares and are based on total returns, but do not include sales charges. Oppenheimer Value Fund Class A shares ranked 140 of 168 and 42 of 58 in its peer group of Lipper Large-Cap Value funds for the 5- and 10-year period ended 4/30/02.

*SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO OMITTED]

JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
VALUE FUND


DEAR SHAREHOLDER,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.



1  OPPENHEIMER VALUE FUND

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ JOHN V. MURPHY

John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2  OPPENHEIMER VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO MANAGER
CHRIS LEAVY


Q

HOW DID OPPENHEIMER VALUE FUND PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED APRIL 30, 2002?
The Fund produced higher returns than its benchmark and peer group during the six-month reporting period, primarily because of our successful stock selection strategy. In fact, the results produced by our stock selections surpassed the averages in seven of the 10 industry groups within our benchmark, the Standard & Poor's 500 Composite Stock Price Index.(2)
   These results are particularly gratifying given the heightened market volatility throughout the reporting period. When the period began on November 1, 2001 the stock market was already recovering from its losses after the September 11 attacks. Investors apparently agreed with us that some stocks were driven to unreasonably low prices in the aftermath of the attacks. In addition, investors appeared to be looking beyond the prevailing recession, toward a possible economic recovery in 2002. When 2002 arrived, however, investor sentiment turned negative amid growing accounting scandals and the well-publicized bankruptcies of several large corporations. For the remainder of the period, stock prices rose and fell as optimism about stronger economic growth alternated with concerns regarding the effects of potentially higher interest rates on corporate earnings.

HOW WAS THE FUND MANAGED IN THIS ENVIRONMENT?
We adhered to our longstanding, fundamental research-driven investment approach that looks more closely at the earnings prospects and stock valuations of individual companies than at broad economic and market trends. More specifically, we look for undervalued stocks of companies that, in our view, will enjoy improving business prospects within the next two to three years.


2. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of performance of the U.S equity securities market. Source:
Lipper Inc., 4/30/02. The average of the total return of the 358 funds in the Lipper Large-Cap Value Funds Category for the six-month period ended 4/30/02 was 5.56%, compared with the Fund's 6-month return of 9.81% (without sales charge) as of 4/30/02. The Fund's Class A shares average annual total return (with sales charge) for the 1-, 5- and 10-year period ended 4/30/02 was -8.20%, 3.05% and 9.78%.


3  OPPENHEIMER VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

   The results of our value-oriented approach produced some changes in the way we allocated the Fund's assets among the various industry groups. When we were near the bottom of the economic cycle, we increased our holdings in the basic materials sector, where we were able to find companies with positive cash flows and the potential for strong earnings growth. We also increased our holdings in the consumer-cyclical group, with particular focus on several companies that are reducing costs and expanding their customer bases. On the other hand, we reduced our holdings of technology companies when we took profits in a number of winners and eliminated a few disappointments.

WHAT STOCKS AND INDUSTRY GROUPS CONTRIBUTED MOST POSITIVELY TO THE FUND'S PERFORMANCE?
The basic materials group provided particularly strong returns, which were driven by Fund holdings Sappi Ltd., a South African paper company, and a specialty chemicals manufacturer. We purchased these companies' stocks at attractive valuations during the economic slowdown, and their subsequent improvement was boosted by their efficient use of capital and efforts to build shareholder value, including debt pay-downs and stock buy-backs.(3)
   In the consumer cyclicals area, the Fund enjoyed good performance from a franchiser of real estate brokerage offices, hotels, rental car agencies and tax preparation services -- which benefited as business and vacation travel gradually resumed. Toy company Mattel, Inc. achieved gains when its new management team restructured operations and began to achieve greater productivity.
   Several financial services stocks contributed strongly to the Fund's performance. For example, Hartford Financial Services


3. The Fund's holdings and allocations are subject to change. See page 8 for a complete listing of the Fund's holdings as of 4/30/02.


4  OPPENHEIMER VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 3/31/02(4)

Class A
1-Year  5-Year 10-Year
------------------------
1.15%   4.72%  10.33%

Class B        Since
1-Year  5-Year Inception
------------------------
1.46%   4.86%  7.84%

Class C        Since
1-Year  5-Year Inception
------------------------
5.55%   5.18%  6.35%

Class N        Since
1-Year  5-Year Inception
------------------------
5.96%   N/A    -0.45%

Class Y        Since
1-Year  5-Year Inception
------------------------
7.82%   6.31%  6.53%


Group, Inc. benefited from higher property-and-casualty premiums and greater demand for life insurance policies after the September 11 attacks. Longstanding Fund holding USA Education, Inc. also did well, its stock price driven higher by an expanding share of the student loan marketplace.
   Finally, the capital goods group--including Fund holding Raytheon Co.--benefited from recent growth in federal defense spending.

WHERE ARE YOU CURRENTLY FINDING VALUE-ORIENTED INVESTMENT OPPORTUNITIES?
As of the end of the period, the U.S. economy appears to be recovering, and the Federal Reserve Board's aggressive rate-cutting campaign is probably finished. Nonetheless, we have continued to find undervalued stocks of companies that, in our opinion, have strong future earnings prospects. Many of these opportunities have come from industry groups that we believe will benefit from a resumption of corporate capital spending and investment, such as the basic industries sector. Some are in areas that we believe have been punished too severely, either for earnings shortfalls or membership in out-of-favor industries. Examples include the major long-distance telephone companies, which we believe have made the right moves to achieve positive cash flows and higher earnings as the economy recovers. On the other hand, we are finding relatively few new opportunities among consumer-oriented companies, primarily because their businesses remained strong during the recession and have less room for improvement.
   Regardless of where the economy goes from here, we intend to continue to scour the markets for large-cap stocks that meet our value-oriented investment criteria. In our view, our consistent focus on large-cap value investing is key to what makes Oppenheimer Value Fund an important part of THE RIGHT WAY TO INVEST.


4. See Notes page 7 for further details.


5  OPPENHEIMER VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER


PORTFOLIO ALLOCATION(5)

[GRAPHIC OMITTED]

Financials              30.1%
  Diversified
  Financials             19.8
  Insurance               6.1
  Banks                   4.2
Industrials              15.5
Information Technology   11.1
Consumer Discretionary    8.8
Energy                    8.3
Telecom-
 munication
 Services                 7.8
Materials                 7.7
Utilities                 5.8
Consumer
 Staples                  3.5
Healthcare                1.4



TOP TEN COMMON STOCK HOLDINGS(6)
-------------------------------------------------------------
Freddie Mac                                              5.3%
-------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                5.2
-------------------------------------------------------------
USA Education, Inc.                                      5.1
-------------------------------------------------------------
AT&T Corp.                                               5.0
-------------------------------------------------------------
Raytheon Co.                                             5.0
-------------------------------------------------------------
Dominion Resources, Inc.                                 5.0
-------------------------------------------------------------
Hartford Financial Services Group, Inc.                  4.6
-------------------------------------------------------------
Titan Corp. (The)                                        4.0
-------------------------------------------------------------
Bank of America Corp.                                    4.0
-------------------------------------------------------------
Citigroup, Inc.                                          3.9

TOP FIVE COMMON STOCK INDUSTRIES(6)
-------------------------------------------------------------
Diversified Financials                                  19.0%
-------------------------------------------------------------
Aerospace & Defense                                      8.1
-------------------------------------------------------------
Diversified Telecommunication Services                   7.5
-------------------------------------------------------------
Oil & Gas                                                6.1
-------------------------------------------------------------
Insurance                                                5.8


5. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.
6. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.


6  OPPENHEIMER VALUE FUND

NOTES


IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred salescharge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



7  OPPENHEIMER VALUE FUND

FINANCIALS


8  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2002 / UNAUDITED


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
==================================================================================
 COMMON STOCKS--95.6%
----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--8.4%
----------------------------------------------------------------------------------
 AUTO COMPONENTS--1.3%
 Delphi Corp.                                               220,000    $ 3,421,000
----------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--3.8%
 Mattel, Inc.                                               467,600      9,651,264
----------------------------------------------------------------------------------
 MEDIA--3.3%
 EchoStar Communications Corp., Cl. A(1)                    126,000      3,427,200
----------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR, Preference           227,500      5,041,400
                                                                       -----------
                                                                         8,468,600

----------------------------------------------------------------------------------
 CONSUMER STAPLES--3.3%
----------------------------------------------------------------------------------
 TOBACCO--3.3%
 Philip Morris Cos., Inc.                                   158,000      8,599,940
----------------------------------------------------------------------------------
 ENERGY--8.0%
----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.9%
 Noble Drilling Corp.(1)                                    113,500      4,920,225
----------------------------------------------------------------------------------
 OIL & GAS--6.1%
 BP plc, ADR                                                 99,200      5,039,360
----------------------------------------------------------------------------------
 ChevronTexaco Corp.                                        113,000      9,798,230
----------------------------------------------------------------------------------
 Tesoro Petroleum Corp.(1)                                   61,000        689,300
                                                                       -----------
                                                                        15,526,890

----------------------------------------------------------------------------------
 FINANCIALS--28.8%
----------------------------------------------------------------------------------
 BANKS--4.0%
 Bank of America Corp.                                      142,000     10,292,160
----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--19.0%
 Citigroup, Inc.                                            232,966     10,087,428
----------------------------------------------------------------------------------
 Franklin Resources, Inc.                                   209,100      8,761,290
----------------------------------------------------------------------------------
 Freddie Mac                                                208,000     13,592,800
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                   76,600      3,212,604
----------------------------------------------------------------------------------
 USA Education, Inc.                                        136,000     13,035,600
                                                                       -----------
                                                                        48,689,722

----------------------------------------------------------------------------------
 INSURANCE--5.8%
 Allstate Corp.                                              76,500      3,040,110
----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                    172,000     11,919,600
                                                                       -----------
                                                                        14,959,710

----------------------------------------------------------------------------------
 HEALTH CARE--1.3%
----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.3%
 Service Corp. International(1)                             224,200        876,622



9  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
----------------------------------------------------------------------------------
 PHARMACEUTICALS--1.0%
 Bristol-Myers Squibb Co.                                    26,800    $   771,840
----------------------------------------------------------------------------------
 Pharmacia Corp.                                             41,100      1,694,553
                                                                       -----------
                                                                         2,466,393

----------------------------------------------------------------------------------
 INDUSTRIALS--14.8%
----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--8.1%
 Boeing Co.                                                  34,000      1,516,400
----------------------------------------------------------------------------------
 Lockheed Martin Corp.                                      103,900      6,535,310
----------------------------------------------------------------------------------
 Raytheon Co.                                               301,700     12,761,910
                                                                       -----------
                                                                        20,813,620

----------------------------------------------------------------------------------
 AIRLINES--0.2%
 Continental Airlines, Inc., Cl. B(1)                        18,500        481,000
----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.1%
 Cendant Corp.(1)                                           156,900      2,822,631
----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.7%
 Tyco International Ltd.                                     91,000      1,678,950
----------------------------------------------------------------------------------
 MACHINERY--4.7%
 Caterpillar, Inc.(2)                                       184,300     10,066,466
----------------------------------------------------------------------------------
 Navistar International Corp.                                52,400      2,090,760
                                                                       -----------
                                                                        12,157,226

----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--10.6%
----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.9%
 Lucent Technologies, Inc.                                  696,700      3,204,820
----------------------------------------------------------------------------------
 Motorola, Inc.                                             441,000      6,791,400
                                                                       -----------
                                                                         9,996,220

----------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.1%
 SanDisk Corp.(1)                                            19,500        319,020
----------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--4.0%
 Titan Corp. (The)(1)                                       453,100     10,357,866
----------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.0%
 Agere Systems, Inc.(1)                                     429,000      1,818,960
----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                 140,900      3,339,330
                                                                       -----------
                                                                         5,158,290

----------------------------------------------------------------------------------
 SOFTWARE--0.6%
 Mentor Graphics Corp.(1)                                    75,000      1,447,500
----------------------------------------------------------------------------------
 MATERIALS--7.4%
----------------------------------------------------------------------------------
 CHEMICALS--1.6%
 FMC Corp.(1)                                               106,900      4,137,030
----------------------------------------------------------------------------------
 METALS & MINING--0.6%
 Alcoa, Inc.                                                 42,000      1,429,260



10  OPPENHEIMER VALUE FUND


                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
-----------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--5.2%
 Sappi Ltd., Sponsored ADR                                1,058,500   $ 13,326,515
-----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--7.5%
-----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--7.5%
 AT&T Corp.                                                 980,000     12,857,600
-----------------------------------------------------------------------------------
 Verizon Communications, Inc.                               150,000      6,016,500
-----------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group(1)                           151,600        375,816
                                                                      ------------
                                                                        19,249,916

-----------------------------------------------------------------------------------
 UTILITIES--5.5%
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--5.5%
 Dominion Resources, Inc.                                   192,100     12,759,282
-----------------------------------------------------------------------------------
 Duke Energy Corp.                                           37,200      1,425,876
                                                                      ------------
                                                                        14,185,158
                                                                      ------------
 Total Common Stocks (Cost $222,500,874)                               245,432,728
                                                          PRINCIPAL
                                                             AMOUNT
===================================================================================
 SHORT-TERM NOTES--1.3%
-----------------------------------------------------------------------------------
 Federal Home Loan Bank, 1.79%, 5/1/02 (Cost $3,400,000) $3,400,000      3,400,000

===================================================================================
 REPURCHASE AGREEMENTS--4.5%
-----------------------------------------------------------------------------------
 Repurchase agreement with Zion Bank/Capital Markets
 Group, 1.83%, dated 4/30/02, to be repurchased at
 $11,647,592 on 5/1/02, collateralized by U.S. Treasury
 Bonds, 7.50%--11.875%, 8/15/03--11/15/16, with a value
 of $8,380,215, U.S. Treasury Nts., 3.375%--6.50%,
 4/30/04--10/15/06, with a value of $3,209,445 and U.S.
 Treasury Bills, 6/20/02, with a value of $303,628
 (Cost $11,647,000)                                      11,647,000     11,647,000
-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $237,547,874)              101.4%   260,479,728
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                         (1.4)    (3,577,570)
                                                          -------------------------
 NET ASSETS                                                   100.0%  $256,902,158
                                                          =========================




FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:


                              CONTRACTS  EXPIRATION  EXERCISE    PREMIUM  MARKET VALUE
                        SUBJECT TO CALL       DATES     PRICE   RECEIVED    SEE NOTE 1
--------------------------------------------------------------------------------------
 Caterpillar, Inc.                  450      5/1/02    $50.00    $110,152     $211,500
 Caterpillar, Inc.                  750     8/19/02     55.00     297,740      240,000
 Caterpillar, Inc.                  160     8/19/02     60.00      33,119       18,400
                                                                 ---------------------
                                                                 $441,011     $469,900
                                                                 =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED


 APRIL 30, 2002
================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $237,547,874)
  -- see accompanying statement                                    $260,479,728
--------------------------------------------------------------------------------
 Cash                                                                    34,726
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                     4,729,801
 Interest and dividends                                                 213,258
 Other                                                                    4,132
                                                                   -------------
 Total assets                                                       265,461,645

================================================================================
 LIABILITIES
--------------------------------------------------------------------------------
 Options written, at value (premiums received $441,011)                 469,900
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                5,619,007
 Shares of capital stock redeemed                                     2,101,057
 Shareholder reports                                                    134,286
 Transfer and shareholder servicing agent fees                           89,197
 Distribution and service plan fees                                      53,159
 Directors' compensation                                                 44,621
 Other                                                                   48,260
                                                                   -------------
 Total liabilities                                                    8,559,487

================================================================================
 NET ASSETS                                                        $256,902,158
                                                                   =============

================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Par value of shares of capital stock                              $     14,729
--------------------------------------------------------------------------------
 Additional paid-in capital                                         259,074,900
--------------------------------------------------------------------------------
 Undistributed net investment income                                     54,530
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions           (25,144,966)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          22,902,965
                                                                   -------------
 NET ASSETS                                                        $256,902,158
                                                                   =============



12  OPPENHEIMER VALUE FUND


=======================================================================================
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets
 of $180,189,141 and 10,307,017 shares of capital stock outstanding)             $17.48
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                     $18.55
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,903,919
 and 3,503,082 shares of capital stock outstanding)                              $17.39
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,118,516
 and 823,303 shares of capital stock outstanding)                                $17.15
---------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $557,875 and
 32,092 shares of capital stock outstanding)                                     $17.38
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $1,132,707 and 63,907 shares of capital stock outstanding)            $17.72



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



13  OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  UNAUDITED


 FOR THE SIX MONTHS ENDED APRIL 30, 2002
================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends                                                          $ 1,929,618
--------------------------------------------------------------------------------
 Interest                                                               151,272
                                                                    ------------
 Total income                                                         2,080,890

================================================================================
 EXPENSES
--------------------------------------------------------------------------------

 Management fees                                                        795,331
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                218,878
 Class B                                                                303,312
 Class C                                                                 63,138
 Class N                                                                    579
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                285,584
 Class B                                                                 96,117
 Class C                                                                 20,086
 Class N                                                                    383
 Class Y                                                                  3,054
--------------------------------------------------------------------------------
 Shareholder reports                                                     32,121
--------------------------------------------------------------------------------
 Directors' compensation                                                  7,668
--------------------------------------------------------------------------------
 Accounting service fees                                                  7,500
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                352
--------------------------------------------------------------------------------
 Other                                                                   10,826
                                                                    ------------
 Total expenses                                                       1,844,929
 Less reduction to custodian expenses                                      (331)
 Less voluntary waiver of transfer and shareholder
  servicing agent fees -- Class Y                                        (2,017)
                                                                    ------------
 Net expenses                                                         1,842,581

================================================================================
 NET INVESTMENT INCOME                                                  238,309

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------

 Net realized gain (loss) on:
 Investments                                                         (7,799,552)
 Closing and expiration of option contracts written                     180,792
                                                                    ------------
 Net realized loss                                                   (7,618,760)

--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                30,194,182
                                                                    ------------
 Net realized and unrealized gain                                    22,575,422

================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $22,813,731
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




14  OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS           YEAR
                                                                         ENDED          ENDED
                                                                APRIL 30, 2002    OCTOBER 31,
                                                                   (UNAUDITED)           2001
==============================================================================================
 OPERATIONS
----------------------------------------------------------------------------------------------
 Net investment income (loss)                                     $    238,309   $    (91,479)
----------------------------------------------------------------------------------------------
 Net realized loss                                                  (7,618,760)    (7,841,920)
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)               30,194,182     (7,812,172)
                                                                  ----------------------------
 Net increase (decrease) in net assets resulting from operations    22,813,731    (15,745,571)

==============================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                              (135,466)    (1,847,746)
 Class B                                                                    --        (87,334)
 Class C                                                                    --        (18,346)
 Class N                                                                   (43)            --
 Class Y                                                                (3,575)            --

==============================================================================================
 CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from capital stock transactions:
 Class A                                                            (2,353,167)    (3,267,773)
 Class B                                                            (2,044,433)    (2,239,487)
 Class C                                                             2,623,030      1,787,816
 Class N                                                               551,802         13,360
 Class Y                                                               437,300        716,127

==============================================================================================
 NET ASSETS
----------------------------------------------------------------------------------------------
 Total increase (decrease)                                          21,889,179    (20,688,954)
----------------------------------------------------------------------------------------------
 Beginning of period                                               235,012,979    255,701,933
                                                                  ----------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $54,530 and $(44,695), respectively]    $256,902,158   $235,012,979
                                                                  ============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS A                                           (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 15.93      $ 17.06      $ 20.69      $ 20.91      $ 23.31      $ 19.65
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .04          .03          .16          .17          .16          .23(1)
 Net realized and unrealized gain (loss)                 1.52         (.98)        (.65)         .64          .32         4.91(1)
                                                      -------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                              1.56         (.95)        (.49)         .81          .48         5.14
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.01)        (.18)        (.16)        (.17)        (.12)        (.07)
 Distributions from net realized gain                      --           --        (2.98)        (.86)       (2.76)       (1.41)
                                                      -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.01)        (.18)       (3.14)       (1.03)       (2.88)       (1.48)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $17.48       $15.93       $17.06       $20.69       $20.91       $23.31
                                                      =========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     9.81%       (5.60)%      (2.60)%       3.60%        2.24%       27.60%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $180,189     $166,285     $181,566     $392,483     $456,264     $371,810
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $181,731     $181,631     $234,840     $448,884     $442,138     $234,314
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                   0.40%        0.19%        0.66%        0.68%        0.84%        1.05%
 Expenses                                                1.23%        1.26%        1.17%        1.02%        0.98%(4)     1.07%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   77%         336%          86%         135%         106%         103%


1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



16  OPPENHEIMER VALUE FUND


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS B                                           (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $15.89      $ 16.99      $ 20.58      $ 20.83      $ 23.32      $ 19.77
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.04)        (.11)        (.05)        (.03)         .02          .09(1)
 Net realized and unrealized gain (loss)                 1.54         (.97)        (.56)         .66          .30         4.91(1)
                                                       ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                   1.50        (1.08)        (.61)         .63          .32         5.00
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         (.02)          --         (.02)        (.05)        (.04)
 Distributions from net realized gain                      --           --        (2.98)        (.86)       (2.76)       (1.41)
                                                       ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           --         (.02)       (2.98)        (.88)       (2.81)       (1.45)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $17.39       $15.89       $16.99       $20.58       $20.83       $23.32
                                                       ========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     9.44%       (6.34)%      (3.28)%       2.79%        1.47%       26.61%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $60,904      $57,584      $64,287     $102,736     $123,260      $83,291
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $61,183      $65,115      $79,239     $123,616     $110,240      $30,019
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (0.35)%      (0.57)%      (0.14)%      (0.08)%       0.08%        0.22%
 Expenses                                                1.99%        2.01%        1.93%        1.77%        1.73%(4)     1.84%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   77%         336%          86%         135%         106%         103%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



17  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED


                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS C                                           (UNAUDITED)         2001         2000         1999         1998         1997
===============================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $15.67      $ 16.77      $ 20.35      $ 20.60      $ 23.07      $ 19.57
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             .01         (.08)        (.04)        (.02)         .01          .10(1)
 Net realized and unrealized gain (loss)                 1.47         (.99)        (.56)         .65          .31         4.85(1)
                                                       ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                   1.48        (1.07)        (.60)         .63          .32         4.95
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         (.03)          --         (.02)        (.03)        (.04)
 Distributions from net realized gain                      --           --        (2.98)        (.86)       (2.76)       (1.41)
                                                       ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           --         (.03)       (2.98)        (.88)       (2.79)       (1.45)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $17.15       $15.67       $16.77       $20.35       $20.60       $23.07
                                                       ========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                     9.44%       (6.38)%      (3.27)%       2.82%        1.47%       26.64%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $14,119      $10,494     $  9,849      $14,582      $18,204      $10,243
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $12,752      $11,088      $11,975      $17,746      $15,355      $ 4,477
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (0.36)%      (0.56)%      (0.14)%      (0.07)%       0.06%        0.17%
 Expenses                                                1.99%        2.01%        1.93%        1.77%       1.73%(4)      1.86%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   77%         336%          86%         135%         106%         103%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



18  OPPENHEIMER VALUE FUND


                                                                SIX MONTHS       PERIOD
                                                                     ENDED       ENDED
                                                            APRIL 30, 2002     OCT. 31,
 CLASS N                                                       (UNAUDITED)      2001(1)
========================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $15.90      $ 18.08
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                          .05         (.02)
 Net realized and unrealized gain (loss)                              1.48        (2.16)
                                                                    --------------------
 Total income (loss) from
 investment operations                                                1.53        (2.18)
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 (.05)          --
 Distributions from net realized gain                                   --           --
                                                                    --------------------
 Total dividends and/or distributions
 to shareholders                                                      (.05)          --
----------------------------------------------------------------------------------------
 Net asset value, end of period                                     $17.38       $15.90
                                                                    ====================

========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  9.62%      (12.06)%
----------------------------------------------------------------------------------------

========================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                             $558          $12
----------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $236          $ 5
----------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                 (0.06)%      (0.45)%
 Expenses                                                             1.49%        1.61%
----------------------------------------------------------------------------------------
 Portfolio turnover rate                                                77%         336%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



19  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED

                                                   SIX MONTHS                                                             YEAR
                                                        ENDED                                                            ENDED
                                               APRIL 30, 2002                                                         OCT. 31,
CLASS Y                                           (UNAUDITED)         2001         2000         1999         1998      1997(1)
===============================================================================================================================
 PER SHARE OPERATIG DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $16.20       $17.07       $20.72       $20.97       $23.34       $20.31
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (2.91)        .102         .172          .22          .22          .31(2)
 Net realized and unrealized gain (loss)                 4.52         (.97)(2)     (.63)(2)      .64          .34         4.20(2)
                                                       ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                   1.61         (.87)        (.46)         .86          .56         4.51
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.09)          --         (.21)        (.25)        (.17)        (.07)
 Distributions from net realized gain                      --           --        (2.98)        (.86)       (2.76)       (1.41)
                                                       ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.09)          --        (3.19)       (1.11)       (2.93)       (1.48)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $17.72       $16.20       $17.07       $20.72       $20.97       $23.34
                                                       ========================================================================

===============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                     9.95%       (5.10)%      (2.42)%       3.81%        2.63%       23.62%
-------------------------------------------------------------------------------------------------------------------------------

===============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $1,133         $638      $     1      $76,571     $136,729      $90,994
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $  841         $155      $48,714      $95,765     $118,010      $51,775
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                   0.67%        0.62%        1.06%        0.90%        1.19%        1.21%
 Expenses                                                1.40%        1.20%        0.97%        0.76%        0.62%(5)     0.78%(5)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                   0.92%        0.83%         N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   77%         336%          86%         135%         106%         103%



1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



21  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $2,999 and payments of $3,821 were made to retired directors, resulting in an accumulated liability of $43,873 as of April 30, 2002.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $22,244,441. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.




22  OPPENHEIMER VALUE FUND

 As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            EXPIRING
            --------------------------
               2008      $   9,239,162
               2009          5,386,519
                         -------------
              Total        $14,625,681
                         =============


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


23 OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
2. SHARES OF CAPITAL STOCK
The Fund has authorized 600 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                         SIX MONTHS ENDED APRIL 30, 2002  YEAR ENDED OCTOBER 31, 2001(1)
                               SHARES          AMOUNT              SHARES         AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                          846,710    $ 14,687,338          2,495,305   $ 43,546,414
Dividends and/or
distributions reinvested        7,395         129,115            110,601      1,770,750
Redeemed                     (985,025)    (17,169,620)        (2,809,551)   (48,584,937)
                             -----------------------------------------------------------
Net decrease                 (130,920)   $ (2,353,167)          (203,645)  $ (3,267,773)
                             ===========================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                          438,560    $  7,631,235          1,321,460   $ 23,155,557
Dividends and/or
distributions reinvested           --              --              5,009         80,552
Redeemed                     (559,158)     (9,675,668)        (1,487,290)   (25,475,596)
                             -----------------------------------------------------------
Net decrease                 (120,598)   $ (2,044,433)          (160,821)  $ (2,239,487)
                             ===========================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                          242,537    $  4,150,052            535,330   $  9,404,405
Dividends and/or
distributions reinvested           --              --              1,085         17,218
Redeemed                      (88,728)     (1,527,022)          (454,363)    (7,633,807)
                             -----------------------------------------------------------
Net increase                  153,809    $  2,623,030             82,052   $  1,787,816
                             ===========================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                           32,614    $    574,022                763   $     13,364
Dividends and/or
distributions reinvested           --              40                 --             --
Redeemed                       (1,285)        (22,260)                --             (4)
                             -----------------------------------------------------------
Net increase                   31,329    $    551,802                763   $     13,360
                             ===========================================================

------------------------------------------------------------------------------------
CLASS Y
Sold                           25,996    $    462,849             42,200   $    765,652
Dividends and/or
distributions reinvested          201           3,570                 --
Redeemed                       (1,656)        (29,119)            (2,892)       (49,525)
                             -----------------------------------------------------------
Net increase                   24,541    $    437,300             39,308   $    716,127
                             ===========================================================


1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

24  OPPENHEIMER VALUE FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $199,893,313 and $182,696,012, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for the six months ended
April 30, 2002 was an annualized rate of 0.625%.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                   AGGREGATE         CLASS A      CONCESSIONS      CONCESSIONS      CONCESSIONS      CONCESSIONS
                   FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C       ON CLASS N
               SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES           SHARES
SIX MONTHS        ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
ENDED                 SHARES     DISTRIBUTOR   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
----------------------------------------------------------------------------------------------------------------
April 30, 2002      $175,872         $78,096          $12,340         $167,894          $25,047           $4,792

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                           CLASS A        CLASS B        CLASS C         CLASS N
                        CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                          DEFERRED       DEFERRED       DEFERRED        DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
SIX MONTHS             RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
ENDED                  DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
April 30, 2002              $1,064        $64,532           $557             $30



25  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $218,878, all of which were paid by the Distributor to recipients, and included $85,784 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


26  OPPENHEIMER VALUE FUND

Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:


                                                                         DISTRIBUTOR'S
                                                          DISTRIBUTOR'S      AGGREGATE
                                                              AGGREGATE   UNREIMBURSED
                                                           UNREIMBURSED  EXPENSES AS %
                        TOTAL PAYMENTS   AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                            UNDER PLAN    BY DISTRIBUTOR     UNDER PLAN       OF CLASS
---------------------------------------------------------------------------------------
 Class B Plan                 $303,312          $235,907     $2,252,852           3.70%
 Class C Plan                   63,138            13,436        328,810           2.33
 Class N Plan                      579               531          8,954           1.61


================================================================================
5. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.



27  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

================================================================================
5. OPTION ACTIVITY Continued
Written option activity for the six months ended April 30, 2002 was as follows:

                                                                   CALL OPTIONS
                                                      --------------------------
                                                      NUMBER OF       AMOUNT OF
                                                      CONTRACTS        PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of October 31, 2001                2,600        $267,991
Options written                                           1,833         632,054
Options closed or expired                                (3,073)       (459,034)
                                                      --------------------------
Options outstanding as of April 30, 2002                  1,360        $441,011
                                                      ==========================

================================================================================
6. BANK BORROWINGS
Effective November 13, 2001, the Fund no longer participated in the agreement.



28  OPPENHEIMER VALUE FUND

OPPENHEIMER VALUE FUND


 A SERIES OF OPPENHEIMER SERIES FUND, INC.



==========================================================================================================================
OFFICERS AND DIRECTORS    Leon Levy, Chairman of the Board of Directors
                          Donald W. Spiro, Vice Chairman of the Board of Directors
                          John V. Murphy, President and Director
                          Robert G. Galli, Director
                          Phillip A. Griffiths, Director
                          Benjamin Lipstein, Director
                          Elizabeth B. Moynihan, Director
                          Kenneth A. Randall, Director
                          Edward V. Regan, Director
                          Russell S. Reynolds, Jr., Director
                          Clayton K. Yeutter, Director
                          Christopher Leavy, Vice President
                          Robert G. Zack, Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

==========================================================================================================================
INVESTMENT ADVISOR        OppenheimerFunds, Inc.

==========================================================================================================================
DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

==========================================================================================================================
TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
SERVICING AGENT

==========================================================================================================================
CUSTODIAN OF              The Bank of New York
PORTFOLIO SECURITIES

==========================================================================================================================
INDEPENDENT AUDITORS      KPMG LLP

==========================================================================================================================
LEGAL COUNSEL             Mayer, Brown, Rowe and Maw

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW
                          YORK, NY 10018


(COPYRIGHT MARK)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


29  OPPENHEIMER VALUE FUND

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY          Developing Markets Fund                                 Global Fund
                        International Small Company Fund                        Quest Global Value Fund
                        Europe Fund                                             Global Growth & Income Fund
                        International Growth Fund
-------------------------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                                   STOCK & BOND
                        Emerging Technologies Fund                              Quest Opportunity Value Fund
                        Emerging Growth Fund                                    Total Return Fund
                        Enterprise Fund                                         Quest Balanced Value Fund
                        Discovery Fund                                          Capital Income Fund
                        Main Street(REGISTRATION MARK) Small Cap Fund           Multiple Strategies Fund
                        Small Cap Value Fund                                    Disciplined Allocation Fund
                        MidCap Fund                                             Convertible Securities Fund
                        Main Street(REGISTRATION MARK) Opportunity Fund         SPECIALTY
                        Growth Fund                                             Real Asset Fund(REGISTRATION MARK)
                        Capital Appreciation Fund                               Gold & Special Minerals Fund
                        Main Street(REGISTRATION MARK) Growth & Income Fund     Tremont Market Neutral Fund, LLC(1)
                        Value Fund                                              Tremont Opportunity Fund, LLC(1)
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
-------------------------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                                                 MUNICIPAL
                        International Bond Fund                                 California Municipal Fund(3)
                        High Yield Fund                                         New Jersey Municipal Fund(3)
                        Champion Income Fund                                    New York Municipal Fund(3)
                        Strategic Income Fund                                   Municipal Bond Fund
                        Bond Fund                                               Intermediate Municipal Fund
                        Senior Floating Rate Fund
                        U.S. Government Trust
                        Limited-Term Government Fund
                        Capital Preservation Fund(2)
                        ROCHESTER DIVISION
                        Rochester National Municipals
                        Rochester Fund Municipals
                        Limited Term New York Municipal Fund
                        Pennsylvania Municipal Fund(3)
-------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                                   STOCK & BOND
                        Mercury Advisors Focus Growth Fund                      QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(REGISTRATION MARK) Index Fund(2)
-------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)        Money Market Fund                                       Cash Reserves


1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


30  OPPENHEIMER VALUE FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


31  OPPENHEIMER VALUE FUND

PRIVACY POLICY NOTICE


AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

* Applications or other forms
* When you create a user ID and password for online account access
* When you enroll in eDocs Direct
* Your transactions with us, our affiliates or others
* A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

_ Account access
_ Create a user ID and profile
_ User profile
_ eDocs Direct, our electronic document delivery service


32  OPPENHEIMER VALUE FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.

* All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
* Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
* You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.



33  OPPENHEIMER VALUE FUND

INFORMATION AND SERVICES


GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.


INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
TICKER SYMBOLS      Class A: CGRWX    Class B: CGRBX    Class C: CGRCX
                    Class N: CGRNX    Class Y: CGRYX



1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.





[GRAPHIC OMITTED]
OPPENHEIMERFUNDS (REGISTRATION MARK)
Distributor, Inc.


RS0375.001.0402 June 28, 2002